Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Impact of Discontinued Operations

As of December 31, 2018, we completed all required divestitures and retained no residual interests as outlined below:

				Gain (Loss) on		Net Earnings
			Gain (Loss)	Sale Net of		and Retained
For the year ended December 31, 2018	Proceeds	[1]	on Sale	Income Taxes	AOCI	Earnings
Shares in SQM	5,126		4,278	3,366	-	3,366
Shares in ICL	685		(19)	(19)	(19)	-
Shares in APC	501		121	126	-	126
Conda Phosphate operations	98		-	-	-	-
Total sale	6,410	[2]	4,380	3,473	(19)	3,492
1 Proceeds are net of commissions.
2 Proceeds of $39 were collected in 2019.

Summary of Net Earnings and Cash Flows from Discontinued Operations

Net earnings from discontinued operations for the year ended December 31 were as follows:

2018
Gain on disposal of investments in SQM and APC	4,399
Dividend income of SQM, APC and ICL [1]	156
Income tax expense [2]	(951)
Net earnings from discontinued operations	3,604
1 Dividend income is included in cash provided by operating activities on the consolidated statements of cash flows, net of tax of $26.

2  For 2018, income tax expense is comprised of $(912) relating to the disposals of SQM shares, including the repatriation of the net proceeds, and $(39) relating to earnings from discontinued operations ($(18) for the planned repatriation of the remaining excess cash available in Chile, $(26) for the repatriation of dividend income received from SQM and $5 relating to APC).